List of subsidiaries are as follows (Details Narrative)			6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 02, 2023 shares	Apr. 10, 2023 MYR (RM) shares	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Feb. 06, 2024 shares
IfrsStatementLineItems [Line Items]
Total consideration | $					$ 1
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Total consideration | $						$ 2,317,209
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Total consideration | $				$ 786,853
Ordinary shares [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Number of shares								57,524,504
Ordinary shares [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Number of shares								57,524,504
Alpscap Berhad [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Equity interest	51.00%					51.00%	95.00%
Alpscap Berhad [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Equity interest	51.00%		51.00%	95.00%
Alpscap Berhad [member] | Share sale agreement [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Equity interest		100.00%
Total consideration | RM		RM 686,275
Alpscap Berhad [member] | Share sale agreement [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Equity interest		100.00%
Total consideration | RM		RM 686,275
Alpscap Berhad [member] | Ordinary shares [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Number of shares transferred	44,000
Alpscap Berhad [member] | Ordinary shares [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Number of shares transferred	44,000
Alpscap Berhad [member] | Ordinary shares [member] | Share sale agreement [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Number of shares		160,669
Alpscap Berhad [member] | Ordinary shares [member] | Share sale agreement [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Number of shares		160,669
Alps Insurance PCC INC [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Equity interest	51.00%					51.00%
Alps Insurance PCC INC [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Equity interest	51.00%		51.00%
Alps Insurance PCC INC [member] | Share sale agreement [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Equity interest		95.00%
Alps Insurance PCC INC [member] | Share sale agreement [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Equity interest		95.00%